CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 5,314	€ 8,627
Other financial assets	297	448
Trade and other receivables	7,908	6,362
Other non-financial assets	1,188	889
Tax assets	506	293
Total current assets	15,213	16,620
Goodwill	29,162	23,736
Intangible assets	4,491	3,227
Property, plant, and equipment	5,496	3,553
Other financial assets	2,336	1,536
Trade and other receivables	129	118
Other non-financial assets	1,701	1,301
Tax assets	435	397
Deferred tax assets	1,251	1,014
Total non-current assets	45,002	34,881
Total assets	60,215	51,502
Trade and other payables	1,581	1,491
Tax liabilities	255	611
Financial liabilities	3,273	1,125
Other non-financial liabilities	4,818	4,120
Provisions	268	110
Contract liabilities	4,266	3,028
Total current liabilities	14,462	10,486
Trade and other payables	8	129
Tax liabilities	538	495
Financial liabilities	12,923	10,553
Other non-financial liabilities	814	501
Provisions	478	270
Deferred tax liabilities	82	102
Contract liabilities	89	88
Total non-current liabilities	14,931	12,138
Total liabilities	29,393	22,624
Issued capital	1,229	1,229
Share premium	545	543
Retained earnings	28,783	27,407
Other components of equity	1,770	1,234
Treasury shares	(1,580)	(1,580)
Equity attributable to owners of parent	30,746	28,832
Non-controlling interests	76	45
Total equity	30,822	28,877
Total equity and liabilities	€ 60,215	€ 51,502